Variable Interest Entities and Securitizations (Carrying Amounts and Classification of Assets and Liabilities on Consolidated Balance Sheets that Relate to Variable Interests in Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2023	Mar. 31, 2023
Assets on consolidated balance sheets
Trading account assets		¥ 40,894,500	¥ 29,641,038
Loans		97,069,308	93,474,798
Total assets		266,658,254	248,780,722
Liabilities on the MHFG Group's balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Trading account liabilities		26,445,936	19,362,943
Total liabilities		256,433,482	239,055,588
Maximum exposure to loss		1,086,000	979,000
Unconsolidated VIEs
Assets on consolidated balance sheets
Total assets		4,035,000	3,621,000
Mizuho Financial Group Inc | Unconsolidated VIEs
Assets on consolidated balance sheets
Trading account assets		98,000	83,000
Investments		545,000	482,000
Loans		160,000	154,000
Total assets		803,000	719,000
Liabilities on the MHFG Group's balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Trading account liabilities		2,000	1,000
Total liabilities		2,000	1,000
Maximum exposure to loss	[1]	¥ 1,086,000	¥ 979,000

[1]	This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet exposures and off-balance-sheet liabilities such as undrawn commitments.